Convertible Promissory Notes (Details) $ / shares in Units, $ in Millions								1 Months Ended		6 Months Ended	12 Months Ended
		Jul. 17, 2024 $ / shares	Nov. 30, 2023 USD ($) $ / shares	Oct. 24, 2023 $ / shares	Jan. 19, 2022 shares	Jan. 03, 2022 $ / shares	Aug. 06, 2020 USD ($) $ / shares	Oct. 31, 2020 USD ($) shares	Jan. 20, 2020 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 15, 2022	Apr. 13, 2022 shares	Dec. 31, 2021 shares	Jan. 20, 2020 HKD ($)
Convertible Promissory Notes (Details) [Line Items]
Convertible notes			$ 15
Convertible promissory note percentage									10.00%	25.00%					10.00%
Convert to shares percentage											90.00%
Conversion price value										$ 5,500,000	$ 600,000
Converted shares (in Shares) | shares										240,000	240,000
Conversion price per share (in Dollars per share) | $ / shares							$ 3			[1]	[1]
Redeemable year			2 years
Interest rate			12.00%	12.00%		6.00%					5.00%	5.00%
Conversion price per share (in Dollars per share) | $ / shares		$ 1.3	$ 1.42	$ 1.42		$ 3.12				$ 2.5	$ 3.25
Conversion of noteholder percentage			19.99%			4.99%
Principle amount									$ 1,800,000						$ 14
Maturity year							2 years		2 years
Conversion price per share (in Dollars per share) | $ / shares									$ 5
Interest accrued								$ 174,811
Share issued (in Shares) | shares								46,741
Interest accrueds (in Shares) | shares					664,871
Convertible note							$ 1,650,000
Floor price per share (in Dollars per share) | $ / shares											$ 1.5
Shares issued (in Shares) | shares	[2]									2,052,359	3,410,434			932,826
CPNotes [Member]
Convertible Promissory Notes (Details) [Line Items]
Convertible notes										$ 5,500,000
Convertible Promissory Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Shares issued (in Shares) | shares													507,692
Conversion Price [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion price value										$ 600,000
Conversion price per share (in Dollars per share) | $ / shares											$ 2.5

[1]	Retrospectively restated for one-for-ten share consolidation with effective date of October 16, 2023.
[2]	Retroactively applied the share consolidation of 10 for 1 share on October 16, 2023.